Organization and Business Description - Schedule of Principal Subsidiaries (Details)	12 Months Ended
Jun. 30, 2026
MF Group Limited (“MF HK”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Jul. 14, 2021
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding
WFOE Beijing [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Jul. 23, 2021
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Investment holding
Youjiayoubao (Beijing) Technology Co., Ltd. (“MF Beijing”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Mar. 27, 2018
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Provision of services
RDYJ [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Jul. 27, 2018
Place of Incorporation	PRC
% of Ownership
Principal Activities	Liquidated in October 2024
Jiangsu Jingmo Technology Co., Ltd. (“Jiangsu Jingmo”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Jul. 09, 2020
Place of Incorporation	PRC
% of Ownership
Principal Activities	Liquidated in July 2025
Jiangsu YJYC [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Jun. 29, 2020
Place of Incorporation	PRC
% of Ownership
Principal Activities	Liquidated in December 2024
Suzhou Lianghua Digital Technology Co., Ltd. (“WFOE Suzhou”)
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Nov. 28, 2022
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Investment holding
Suzhou Youjiayoubao Technology Co., Ltd. (“MindForge Suzhou”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Dec. 02, 2022
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	In the process of simplified deregistration since September 2026
Zhejiang JZSC Enterprise Management Co., Ltd. (“WFOE Zhejiang”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Jul. 10, 2023
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Investment holding
JZSC Technology Co., Ltd. (“JZSC Technology”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Nov. 06, 2023
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Provision of services
Shanghai ZLQX Technology Service Co., Ltd (“WFOE Shanghai”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	May 07, 2025
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Investment holding
Zhejiang Decision Intelligent Technology Co., Ltd. (“JCZN Hangzhou”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	May 21, 2025
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Investment holding
Hangzhou JZYH Technology Co., Ltd. (“JZYH Technology”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of Incorporation	Feb. 25, 2026
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Provision of services